THE MERGER FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 1998 (UNAUDITED)

SHARES                                                                    VALUE
------                                                                 ------------
         COMMON STOCKS -- 120.78%*
         AEROSPACE -- 3.42%*
149,300  Northrop Grumman Corporation(1).............................  $ 16,040,419
                                                                       ------------
         AGRICULTURAL BIOTECHNOLOGY -- 1.50%*
105,000  Dekalb Genetics Corporation.................................     7,021,875
                                                                       ------------
         AUTOMOTIVE EQUIPMENT -- 5.34%*
222,400  Echlin, Inc.................................................    11,662,100
175,000  SPX Corporation**(2)........................................    13,354,687
                                                                       ------------
                                                                         25,016,787
                                                                       ------------
         BANKS-- 10.29%*
175,300  CoreStates Financial Corp.(1)...............................    15,733,175
273,700  First Commerce Corporation(2)...............................    23,469,775
 49,800  Magna Group, Inc.(2)........................................     2,891,513
 83,640  National City Corporation(2)................................     6,131,857
                                                                       ------------
                                                                         48,226,320
                                                                       ------------
         BROADCASTING -- 9.85%*
204,900  SFX Broadcasting, Inc.**(1).................................    19,952,138
625,800  Telemundo Group, Inc.**(1)(2)...............................    26,205,375
                                                                       ------------
                                                                         46,157,513
                                                                       ------------
         CEMENT -- 0.39%*
 30,200  Medusa Corporation(2).......................................     1,845,975
                                                                       ------------
         COMPUTER HARDWARE -- 6.59%*
590,000  Digital Equipment Corporation**(1)(2).......................    30,864,375
                                                                       ------------
         COMPUTER SERVICES -- 2.35%*
567,500  XLConnect Solutions, Inc.**(2)..............................    11,030,781
                                                                       ------------
         CONSUMER FINANCE -- 11.66%*
389,403  Advanta Corporation Class B(2)..............................     8,177,463
207,200  Beneficial Corporation......................................    25,757,550
648,800  The Money Store, Inc.(2)....................................    20,721,050
                                                                       ------------
                                                                         54,656,063
                                                                       ------------
         ENVIRONMENTAL & INDUSTRIAL SERVICES -- 1.69%*
279,900  Safety-Kleen Corporation....................................     7,942,163
                                                                       ------------
         GIFTWARE -- 0.52%*
 73,554  Syratech Corporation**(1)(3)................................     2,454,865
                                                                       ------------
         HEALTH CARE SERVICES -- 0.87%*
224,200  MedCath Incorporated**(1)(2)................................     4,070,631
                                                                       ------------
         HOME BUILDING -- 0.75%*
 76,000  Continental Homes Holding Corporation(2)....................     3,534,000
                                                                       ------------

                     See notes to the financial statements.

THE MERGER FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 1998 (UNAUDITED)

SHARES                                                                    VALUE
------                                                                 ------------
         HOTELS & GAMING -- 11.62%*
 38,000  Harveys Casino Resorts(2)...................................  $  1,078,250
571,700  Interstate Hotels Company**(2)(3)...........................    20,867,050
818,600  La Quinta Inns, Inc.(1)(2)..................................    17,190,600
511,300  Showboat, Inc.(2)...........................................    15,307,044
                                                                       ------------
                                                                         54,442,944
                                                                       ------------
         INSURANCE -- 7.61%*
120,800  American Bankers Insurance Group, Inc.(2)...................     7,791,600
923,100  John Alden Financial Corporation(1).........................    19,904,344
 20,000  Mid Ocean Limited(2)........................................     1,550,000
257,000  USF&G Corporation(2)........................................     6,408,937
                                                                       ------------
                                                                         35,654,881
                                                                       ------------
         MEDICAL SUPPLIES & DEVICES -- 0.22%*
 61,823  Circon Corporation**(1).....................................     1,031,671
                                                                       ------------
         MOVIE THEATERS -- 4.36%*
682,000  Regal Cinemas, Inc.**(1)....................................    20,460,000
                                                                       ------------
         NATURAL GAS TRANSMISSION & MARKETING -- 4.31%*
630,702  Williams Companies, Inc.(2).................................    20,182,464
                                                                       ------------
         OFFICE PRODUCTS -- 1.85%*
724,750  BT Office Products International, Inc.**(1).................     8,651,703
                                                                       ------------
         OILFIELD EQUIPMENT & SERVICES -- 4.36%*
 52,000  Dresser Industries, Inc.(2).................................     2,499,250
105,000  EVI, Inc.**(1)..............................................     4,862,813
307,600  Weatherford Enterra, Inc.**(1)..............................    13,053,775
                                                                       ------------
                                                                         20,415,838
                                                                       ------------
         PAPER AND FOREST PRODUCTS -- 2.45%*
475,300  Avenor, Inc.................................................    11,474,488
                                                                       ------------
         PLUMBING PRODUCTS -- 1.53%*
151,000  Zurn Industries, Inc.(1)(2).................................     7,153,625
                                                                       ------------
         REAL ESTATE INVESTMENT TRUSTS -- 1.05%
222,700  Oasis Residential, Inc.(2)..................................     4,941,156
                                                                       ------------
         SAVINGS & LOANS -- 4.67%*
 36,600  CitFed Bancorp, Inc.(1).....................................     2,058,750
214,600  Coast Federal CVR -- Rights**(1)............................     3,487,250
422,100  H.F. Ahmanson & Company(2)..................................    15,234,848
100,000  Poughkeepsie Financial Corporation..........................     1,125,000
                                                                       ------------
                                                                         21,905,848
                                                                       ------------

                     See notes to the financial statements.

THE MERGER FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 1998 (UNAUDITED)

SHARES                                                                    VALUE
------                                                                 ------------
         SPECIALTY CHEMICALS -- 1.54%*
 86,300  W.R. Grace & Company(2).....................................  $  7,222,231
                                                                       ------------
         TELEPHONY -- 16.29%*
 95,800  360 Communications Company **(1)............................     2,991,983
312,300  ACC Corp.**(1)(2)...........................................    16,629,975
427,300  LCI International, Inc.**...................................    15,677,170
828,927  MCI Communications Corporation(2)...........................    41,031,886
                                                                       ------------
                                                                         76,331,014
                                                                       ------------
         WATER TREATMENT -- 3.70%*
254,500  Culligan Water Technologies, Inc.**(1)......................    15,158,656
 61,602  U.S. Filter Corporation**...................................     2,163,770
                                                                       ------------
                                                                         17,322,426
                                                                       ------------
         TOTAL COMMON STOCKS (Cost $536,047,934).....................   566,052,056
                                                                       ------------

CONTRACTS (100 SHARES PER CONTRACT)
---------------------------------------------------------------------
PUT OPTIONS PURCHASED -- 0.01%*
  3,476  Teleport Communications Group, Inc.
           Expiration April 1998, Exercise Price $45.00 (Cost
           $407,811).................................................        43,450
                                                                       ------------
PAR VALUE
---------------------------------------------------------------------
CONVERTIBLE BONDS -- 1.03%*
$5,486,000 IVAX Corporation Debentures CLB
             6.50%, 11/15/01 (Cost $4,664,777)(1)(3).................     4,813,965
                                                                       ------------
         TOTAL INVESTMENTS
           (Cost $541,120,522).......................................  $570,909,471
                                                                       ============

------------------------------

*    Calculated as a percentage of net assets.
**   Non-income producing security.
(1) All or a portion of the shares have been committed as collateral for open short positions.
(2) All or a portion of the shares have been committed as collateral for the credit facility.
(3)  Fair valued security.

                     See notes to the financial statements.

THE MERGER FUND
SCHEDULE OF SECURITIES SOLD SHORT
MARCH 31, 1998 (UNAUDITED)

SHARES                                                                    VALUE
------                                                                 ------------
 70,982  ALLTEL Corporation..........................................  $  3,102,721
385,030  Banc One Corporation........................................    24,353,148
 95,000  Bowater, Inc. ..............................................     5,359,358
168,920  Camden Property Trust**.....................................     5,004,255
557,560  Compaq Computers Corporation................................    14,426,865
171,000  D.R. Horton, Inc. ..........................................     3,633,750
397,300  EVI, Inc. ..................................................    18,399,956
 20,400  EXEL Limited................................................     1,581,000
 24,600  Fifth Third Bancorp.........................................     2,103,300
284,040  First Union Corporation.....................................    16,119,270
 86,300  W.R. Grace & Co.*...........................................     1,628,912
 30,000  HUBCO, Inc. ................................................     1,149,375
 52,000  Halliburton Company.........................................     2,609,750
223,000  Laidlaw Environmental Services, Inc. .......................       836,250
 83,600  National City Corporation...................................     6,128,925
459,870  Patriot American Hospitality, Inc.**........................    12,416,490
204,900  SFX Entertainment, Inc.*....................................     4,917,600
175,000  SPX Corporation.............................................    13,354,688
 72,400  St. Paul Companies, Inc.....................................     6,452,650
 46,600  Sealed Air Corporation......................................     3,052,300
 40,500  Sealed Air Corporation Convertible Preferred*(1)............     2,594,531
 26,600  Southdown, Inc. ............................................     1,853,687
283,819  Teleport Communications Group, Inc. ........................    16,674,366
 48,200  Union Planters Corporation..................................     2,997,438
497,800  U.S. Filter Corporation.....................................    17,485,225
241,600  U.S. Industries, Inc. ......................................     7,263,100
417,700  Washington Mutual, Inc. ....................................    15,799,306
630,430  Williams Companies, Inc. ...................................    20,173,760
152,750  Worldcom, Inc. .............................................     6,577,797
                                                                       ------------
         TOTAL SECURITIES SOLD SHORT
           (Proceeds $225,495,418)                                     $238,049,773
                                                                       ============

------------------------------
*   When-issued security.
**  Real Estate Investment Trusts.
(1) Fair valued security.

                     See notes to the financial statements.

THE MERGER FUND
SCHEDULE OF OPTIONS WRITTEN
MARCH 31, 1998 (UNAUDITED)

                    CONTRACTS (100 SHARES PER CONTRACT)                          VALUE
                    -----------------------------------                       -----------
CALL OPTIONS
                American Bankers Insurance Group, Inc.
      420       Expiration April 1998, Exercise Price $60.00................  $   189,000
                Beneficial Corporation
    1,782       Expiration April 1998, Exercise Price $110.00...............    2,851,200
      290       Expiration April 1998, Exercise Price $115.00(1)............      348,000
                Dekalb Genetics Corporation
      250       Expiration April 1998, Exercise Price $55.00................      315,625
      800       Expiration April 1998, Exercise Price $60.00................      640,000
                Echlin, Inc.
      470       Expiration June 1998, Exercise Price $50.00(1)..............      202,687
    1,754       Expiration May 1998, Exercise Price $50.00(1)...............      613,900
                LCI International, Inc.
    3,100       Expiration June 1998, Exercise Price $35.00.................    1,546,897
       90       Expiration June 1998, Exercise Price $40.00.................      146,250
                MCI Communications Corporation
    7,061       Expiration April 1998, Exercise Price $45.00(1).............    3,486,369
                Northrop Grumman Corporation
    1,493       Expiration April 1998, Exercise Price $100.00...............    1,186,546
PUT OPTIONS
                Teleport Communications Group, Inc.
    2,843       Expiration April 1998, Exercise Price $55.00(1).............       53,306
STRUCTURED PUT OPTION PACKAGES
                Patriot American Hospitality, Inc.(1)
                Expiration February 1999, Exercise Price $34.19, $27.97,
    2,731         $26.42....................................................    1,365,500
                U.S. Filter Corporation(1)
    1,393       Expiration May 1998, Exercise Price $35.00, $32.00..........      192,234
                Western Resources, Inc.(1)
    2,804       Expiration September 1998, Exercise Price $34.90, $29.09....       16,824
                Worldcom, Inc(1)
    1,228       Expiration September 1998, Exercise Price $41.00, $29.00....      121,572
                                                                              -----------
                TOTAL OPTIONS WRITTEN
                (Premiums received $12,564,932).............................  $13,275,910
                                                                              ===========

------------------------------

(1) Fair valued security.

THE MERGER FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1998 (UNAUDITED)

ASSETS:
  Investments, at value (Cost $541,120,522)
     See accompanying schedule..............................                    $570,909,471
  Cash......................................................                       2,489,300
  Deposit at brokers for short sales........................                      67,313,271
  Receivable from brokers for proceeds on securities sold
     short..................................................                     204,245,001
  Receivable for investments sold...........................                      48,923,020
  Receivable for Fund shares sold...........................                         130,601
  Receivable for options written............................                       1,753,724
  Interest receivable.......................................                         134,712
  Dividends receivable......................................                         358,024
  Other receivables.........................................                         310,500
                                                                                ------------
          Total Assets......................................                     896,567,624
LIABILITIES:
  Loan payable (Note 10)....................................    $129,750,000
  Securities sold short, at value (Proceeds of $225,495,418)
     See accompanying schedule..............................     238,049,773
  Payable for investment securities purchased...............      44,991,465
  Options written, at value (Premiums received $12,564,932)
     See accompanying schedule..............................      13,275,910
  Payable for Fund shares repurchased.......................         297,591
  Accrued interest payable..................................         561,803
  Investment advisory fee payable...........................         388,011
  Distribution fees payable.................................          74,723
  Dividends payable on short positions......................         308,191
  Accrued expenses and other payables.......................         191,330
                                                                ------------
          Total Liabilities.................................                     427,888,797
                                                                                ------------
NET ASSETS..................................................                    $468,678,827
                                                                                ============
NET ASSETS consist of:
  Accumulated undistributed net investment income...........                    $    830,115
  Accumulated undistributed net realized gain on investments sold, securities sold short and option contracts
     expired or closed......................................                      (1,824,036)
  Net unrealized appreciation (depreciation) on:
     Investments............................................                      29,791,427
     Short positions........................................                     (12,554,355)
     Written options........................................                        (710,978)
  Paid-in capital...........................................                     453,146,654
                                                                                ------------
          Total Net Assets..................................                    $468,678,827
                                                                                ============
NET ASSET VALUE, offering price and redemption price per
  share ($468,678,827 / 32,829,873 shares of beneficial
  interest outstanding).....................................                          $14.28

                     See notes to the financial statements.

THE MERGER FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 1998 (UNAUDITED)

INVESTMENT INCOME:
  Interest..................................................                       $ 4,928,459
  Dividend income on long positions
     (net of foreign withholding taxes of $37,580)..........                         2,921,627
                                                                                   -----------
     Total investment income................................                         7,850,086
                                                                                   -----------
EXPENSES:
  Investment advisory fee...................................    $  2,283,035
  Distribution fees.........................................         353,080
  Transfer agent and shareholder servicing agent fees.......          91,268
  Federal and state registration fees.......................          27,373
  Professional fees.........................................          80,984
  Trustees' fees and expenses...............................          11,467
  Custody fees..............................................          62,176
  Administration fee........................................          94,517
  Reports to shareholders...................................          65,602
  Other.....................................................          16,505
                                                                ------------
     Total operating expenses before interest expense and
       dividends on short positions.........................                         3,086,007
  Interest expense..........................................                         1,941,872
  Dividends on short positions..............................                         1,769,603
                                                                                   -----------
     Total expenses.........................................                         6,797,482
                                                                                   -----------
NET INVESTMENT INCOME.......................................                         1,052,604
                                                                                   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) on:
     Long transactions......................................      15,418,475
     Short transactions.....................................      (5,883,063)
     Option contracts expired or closed.....................      (7,279,207)
     Forward currency exchange contracts....................        (319,363)
                                                                ------------
     Total realized gain....................................                         1,936,842
  Change in unrealized (depreciation) appreciation on:
     Investments............................................                        13,926,729
     Short positions........................................                          (130,653)
     Written options........................................                        (1,033,816)
     Forward currency exchange contracts....................                            28,880
                                                                                   -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS.............                        14,727,982
                                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........                       $15,780,586
                                                                                   ===========

                     See notes to the financial statements.

THE MERGER FUND
STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED MARCH 31, 1998 (UNAUDITED)

CASH PROVIDED (USED) BY FINANCING ACTIVITIES:
Sales of Capital Shares.....................................  $    95,021,126
Repurchases of Capital Shares...............................      (86,558,983)
                                                              ---------------
Cash Provided by Capital Share Transactions.................        8,462,143
Cash Provided by Borrowings.................................      125,391,146
Distributions Paid in Cash*.................................       (1,550,787)
                                                              ---------------
                                                                                 $ 132,302,502
                                                                                 -------------

CASH (USED) PROVIDED BY OPERATIONS:
Purchases of Investments....................................   (1,403,403,131)
Proceeds from Sales of Investments..........................    1,293,837,299
                                                              ---------------
                                                                 (109,565,832)
                                                              ---------------
Increase in Deposit at Brokers and Custodian for Short
  Sales.....................................................      (21,436,294)
Net Investment Income.......................................        1,052,604
Net Change in Receivables/Payables Related to Operations....          136,320
                                                              ---------------
                                                                  (20,247,370)    (129,813,202)
                                                              ---------------    -------------
Net Increase in Cash........................................                         2,489,300
Cash, Beginning of Period...................................                                 0
                                                                                 -------------
Cash, End of Period.........................................                     $   2,489,300
                                                                                 =============

------------------------------

*Non-cash financing activities include reinvestment of dividends of $43,453,261.

                     See notes to the financial statements.

THE MERGER FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                          SIX MONTHS ENDED         TEN MONTHS ENDED
                                                           MARCH 31, 1998         SEPTEMBER 30, 1997
                                                       ----------------------     ------------------
                                                            (UNAUDITED)
Net investment income................................       $  1,052,604             $    507,738
Net realized gain on investments sold, forward
  currency exchange contracts, securities sold short
  and option contracts expired or closed.............          1,936,842               41,019,184
Change in unrealized (depreciation) appreciation of
  investments, forward currency exchange contracts,
  short positions and call and put options...........         12,791,140                  667,095
                                                            ------------             ------------
Net increase in net assets resulting from
  operations.........................................         15,780,586               42,194,017
                                                            ------------             ------------
Distributions to shareholders from:
  Net investment income..............................           (813,613)              (5,757,534)
  Net realized gains.................................        (44,190,435)             (38,089,672)
                                                            ------------             ------------
  Total dividends and distributions..................        (45,004,048)             (43,847,206)
                                                            ------------             ------------
Net increase (decrease) in net assets from capital
  share transactions (Note 6)........................         51,915,404              (41,443,872)
                                                            ------------             ------------
Net increase (decrease) in net assets................         22,691,942              (43,097,061)

NET ASSETS:
Beginning of period..................................        445,986,885              489,083,946
                                                            ------------             ------------
End of period (including accumulated undistributed
  net investment income of $830,115 and $589,493,
  respectively)......................................       $468,678,827             $445,986,885
                                                            ============             ============

                     See notes to the financial statements.

                                THE MERGER FUND
                              FINANCIAL HIGHLIGHTS

 Selected per share data is based on a share of beneficial interest outstanding throughout each period.

                                       SIX MONTHS     TEN MONTHS
                                          ENDED          ENDED                         YEAR ENDED NOVEMBER 30,
                                        MARCH 31,    SEPTEMBER 30,       ----------------------------------------------------
                                          1998           1997              1996           1995           1994          1993
                                       -----------   -------------       --------       --------       --------       -------
                                       (UNAUDITED)
Net Asset Value, beginning of
  period.............................      $15.35        $15.41            $14.87         $13.72         $13.70        $12.34
Income from investment operations:
  Net investment income (loss).......       0.03(2)(3)     0.02(2)(3)        0.20(2)(3)     0.08(2)(3)       --(2)(3)   (0.07)(2)(3)
  Net realized and unrealized gain on
    investments......................       0.50           1.35              1.24           1.78           1.08          2.10
                                        --------       --------          --------       --------       --------       -------
  Total from investment operations...       0.53           1.37              1.44           1.86           1.08          2.03
Less distributions:
  Dividends from net investment
    income...........................      (0.03)         (0.19)            (0.08)            --             --            --
  Distributions from net realized
    gains............................      (1.57)         (1.24)            (0.82)         (0.71)         (1.06)        (0.67)
                                        --------       --------          --------       --------       --------       -------
  Total distributions................      (1.60)         (1.43)            (0.90)         (0.71)         (1.06)        (0.67)
                                        --------       --------          --------       --------       --------       -------
Net Asset Value, end of period.......     $14.28         $15.35            $15.41         $14.87         $13.72        $13.70
                                        ========       ========          ========       ========       ========       =======
Total Return.........................       3.58%(5)       9.68%(5)         10.26%         14.26%          8.41%        17.24%
Supplemental Data and Ratios:
  Net assets, end of period
    (000's)..........................   $468,679       $445,987          $489,084       $243,082       $170,344       $25,173
  Ratio of operating expenses to
    average net assets...............      1.35%(1)(6)    1.36%(1)(6)       1.36%(1)       1.41%(1)       1.58%(1)      2.19%(1)
  Ratio of interest expense and
    dividends on short positions to
    average net assets...............       1.62%(6)       2.93%(6)          0.95%          2.42%          1.72%         1.91%
  Ratio of net investment income
    (loss) to average net assets.....       0.46%(6)       0.13%(6)          1.36%          0.57%         (0.03)%       (0.57)%
  Portfolio turnover rate............     173.29%        271.24%           276.99%        290.48%        390.34%(4)    186.00%(4)
  Average commission rate per share..   $ 0.0418       $ 0.0373          $ 0.0434

------------------------------

(1) For the six months ended March 31, 1998, the ten months ended September 30, 1997, and for the years ended November 30, 1996, 1995, 1994 and 1993, the operating expense ratio excludes interest expense and dividends on short positions. The ratios including interest expense and dividends on short positions for the six months ended March 31, 1998, the ten months ended September 30, 1997, and for the years ended November 30, 1996, 1995, 1994 and 1993, were 2.98%, 4.29%, 2.31%, 3.83%, 3.30% and 4.10%, respectively.
(2) Net investment income before interest expense and dividends on short positions for the six months ended March 31, 1998, the ten months ended September 30, 1997, and for the years ended November 30, 1996, 1995, 1994 and 1993, was $0.16, $0.38, $0.35, $0.42, $0.21 and $0.17, respectively.
(3) Net investment income (loss) per share represents net investment income for the respective year divided by the monthly average shares of beneficial interest outstanding throughout each year.
(4) The numerator for the portfolio turnover rate includes the lesser of purchases or sales (including both long and short positions). The denominator includes the average long position throughout the year.
(5) Not annualized.
(6) Annualized.

                     See notes to the financial statements.

                                THE MERGER FUND
                       NOTES TO THE FINANCIAL STATEMENTS
                           MARCH 31, 1998 (UNAUDITED)

NOTE 1 -- ORGANIZATION

     The Merger Fund (the "Fund") is a no-load, open-end, non-diversified investment company organized as a trust under the laws of the Commonwealth of Massachusetts on April 12, 1982, and registered under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund was formerly known as the Risk Portfolio of The Ayco Fund. In January of 1989, the Fund's fundamental policies were amended to permit the Fund to engage exclusively in merger arbitrage. At the same time, Westchester Capital Management, Inc. became the Fund's investment adviser, and the Fund began to do business as The Merger Fund. Merger arbitrage is a highly specialized investment approach generally designed to profit from the successful completion of proposed mergers, takeovers, tender offers, leveraged buyouts, liquidations and other types of corporate reorganizations. Effective December 1, 1996 the Fund's fiscal year end was changed to September 30 from November 30.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

A. Investment Valuation

     Investments in securities and commodities (including options) are valued at the last sales price on the securities or commodities exchange on which such financial instruments are primarily traded. Securities not listed on an exchange or securities for which there were no transactions are valued at the average of the current bid and asked prices. Securities for which there are no such valuations are valued at fair value as determined in good faith by management under the supervision of the Board of Trustees. At March 31, 1998 such securities represent 4.9% of investments, at value. The investment adviser reserves the right to value securities, including options, at prices other than last-sale prices or the average of current bid and asked prices when such prices are believed unrepresentative of fair market value as determined in good faith by the adviser. Investments in United States government securities (other than short-term securities) are valued at the average of the quoted bid and asked prices in the over-the-counter market. Short-term investments are carried at amortized cost, which approximates market value.

B. Transactions with Brokers for Short Sales

     Cash and liquid securities in the amount of $245,361,163 have been committed as collateral for open short investment positions and are on deposit in segregated accounts with the brokers and custodian. The Fund's receivable from brokers for proceeds on securities sold short and deposit at brokers for short sales are with three major securities dealers. The Fund does not require the brokers to maintain collateral in support of the receivable from the broker for proceeds on securities sold short.

C. Federal Income Taxes

     No provision for federal income taxes has been made since the Fund has complied to date with the provisions of the Internal Revenue Code applicable to regulated investment companies and intends to

                                THE MERGER FUND
                 NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 1998 (UNAUDITED)

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) continue to so comply in future years and to distribute investment company net taxable income and net capital gains to shareholders. Additionally, the Fund intends to make all required distributions to avoid federal excise tax.

D. Written Option Accounting

     The Fund writes covered call options to hedge portfolio investments. Uncovered put options can also be written by the Fund as part of a merger arbitrage strategy involving a pending corporate reorganization. When the Fund sells an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing an option, the Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the last sales price reported on the date of valuation. If no sale is reported, the option contract written is valued at the average of the current bid and asked price reported on the day of valuation. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the security (or increases the proceeds on a sale of the security), and the Fund realizes a gain or loss from the sale of the underlying security.

E. Purchased Option Accounting

     The Fund purchases put options to hedge portfolio investments. Call options may be purchased only for the purpose of closing out previously written covered call options. Premiums paid for option contracts purchased are included in the Statement of Assets and Liabilities as an asset. Option contracts are valued at the last sales price reported on the date of valuation. If no sale is reported, the option contract purchased is valued at the average of the current bid and asked price reported on the day of valuation. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized gains or losses on the underlying securities.

F. Distributions to Shareholders

     Dividends from net investment income and net realized capital gains, if any, are declared and paid annually.

G. Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial

                                THE MERGER FUND
                 NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 1998 (UNAUDITED)

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

H. Foreign Securities

     Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

I. Foreign Currency Translations

     The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:
(i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for federal income tax purposes the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade date and settlement date differences.

J. When-Issued Securities

     The Fund may sell securities on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the agreement, these securities may be delivered for cash proceeds at a future date. The Fund records sales of when-issued securities and reflects the values of such securities in determining net asset value in the same manner as other open short sale positions. The Fund segregates and maintains at all times cash, cash equivalents, or other liquid securities in an amount at least equal to the market value for when-issued securities.

K. Other

     Investment and shareholder transactions are recorded on the trade date. Realized gains and losses from security transactions are recorded on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest is accounted for on the accrual basis. Investment income includes $4,753,460 of interest earned on receivables from brokers for proceeds on securities sold short and deposits. Other income consists of cash settlements of class action lawsuits on securities held by the Fund. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified in the capital accounts.

                                THE MERGER FUND
                 NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 1998 (UNAUDITED)

NOTE 3 -- AGREEMENTS

     The Fund's investment adviser is Westchester Capital Management, Inc. (the "Adviser") pursuant to an investment advisory agreement dated January 31, 1989. Under the terms of this agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.00% of the Fund's average daily net assets.

     Firstar Trust Company, a subsidiary of Firstar Corporation, a publicly held bank holding company, serves as custodian, transfer agent, administrator and accounting services agent for the Fund.

     Distribution services are performed pursuant to distribution contracts with Mercer Allied Company, L.P. ("Mercer"), the Fund's principal underwriter, and other broker-dealers.

NOTE 4 -- SHORT POSITIONS

     The Fund may sell securities short for hedging purposes. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are required to be adjusted daily to reflect changes in the value of the securities sold short.

NOTE 5 -- RELATED PARTY TRANSACTIONS

     William H. Bohnett, Esq., a partner of Fulbright & Jaworski L.L.P., serves as a Trustee and Assistant Secretary of the Fund. Fulbright & Jaworski L.L.P. furnishes legal services to the Fund. For the six months ended March 31, 1998 the Fund paid $33,541 for such services.

     Certain officers of the Fund are also officers of the Adviser.

NOTE 6 -- SHARES OF BENEFICIAL INTEREST

     The Trustees have the authority to issue an unlimited amount of shares of beneficial interest without par value.

                                THE MERGER FUND
                 NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 1998 (UNAUDITED)

NOTE 6 -- SHARES OF BENEFICIAL INTEREST (CONTINUED)
     Changes in shares of beneficial interest were as follows:

                                            SIX MONTHS ENDED              TEN MONTHS ENDED
                                             MARCH 31, 1998              SEPTEMBER 30, 1997
                                       ---------------------------   ---------------------------
                                         SHARES         AMOUNT         SHARES         AMOUNT
                                       -----------   -------------   -----------   -------------
        Sold.........................    6,560,091   $  95,021,126     8,129,829   $ 117,907,516
        Issued as reinvestment of
          dividends..................    3,071,709      43,453,261     2,826,841      39,886,639
        Redeemed.....................   (5,847,905)    (86,558,983)  (13,652,842)   (199,238,027)
                                       -----------   -------------   -----------   -------------
        Net increase (decrease)......    3,783,895   $  51,915,404    (2,696,172)  $ (41,443,872)
                                       ===========   =============   ===========   =============

     Effective June 1, 1996, The Merger Fund was closed to new investors.

NOTE 7 -- INVESTMENT TRANSACTIONS

     Purchases and sales of securities for the six months ended March 31, 1998 (excluding short-term investments, options and short positions) aggregated $1,018,518,451 and $901,246,555, respectively.

     At March 31, 1998, gross unrealized appreciation and depreciation of investments for federal income tax purposes were:

        Appreciation................................................  $40,150,403
        (Depreciation)..............................................  (13,450,667)
                                                                      -----------
        Net unrealized appreciation on investments..................  $26,699,736
                                                                      ===========

     At March 31, 1998, the cost of investments for federal income tax purposes was $544,209,735. The primary difference between the cost amount for book purposes and tax purposes is due to deferred wash sale losses.

NOTE 8 -- OPTION CONTRACTS WRITTEN

     The premium amount and the number of option contracts written during the six months ended March 31, 1998, were as follows:

                                                                        PREMIUM       NUMBER OF
                                                                         AMOUNT       CONTRACTS
                                                                      ------------    ---------
        Options outstanding at September 30, 1997...................  $  2,294,272      17,002
        Options written.............................................    37,812,266     109,928
        Options closed..............................................   (17,191,985)    (71,378)
        Options exercised...........................................   (10,105,152)    (24,560)
        Options expired.............................................      (244,469)     (2,483)
                                                                      ------------     -------
        Options outstanding at March 31, 1998.......................  $ 12,564,932      28,509
                                                                      ============     =======

                                THE MERGER FUND
                 NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 1998 (UNAUDITED)

NOTE 9 -- DISTRIBUTION PLAN

     The Fund has adopted a Plan of Distribution (the "Plan") dated July 1, 1993, as amended, pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund will compensate its principal underwriter, Mercer, and any other broker-dealers with whom Mercer or the Fund has entered into a contract to distribute Fund shares ("Dealers"). Under the Plan, the amount of compensation paid in any one year shall not exceed 0.25% of the average daily net assets of the Fund, payable as a service fee to Mercer and Dealers for providing personal service and maintenance of shareholder accounts. For the six months ended March 31, 1998, the Fund incurred $353,080 pursuant to the Plan.

     The Plan will remain in effect from year to year provided such continuance is approved at least annually by a vote either of a majority of the Trustees, including a majority of the non-interested Trustees, or a majority of the Fund's outstanding shares.

NOTE 10 -- CREDIT FACILITY

     Custodial Trust Company has made available to the Fund a $230 million credit facility pursuant to a Loan and Security Agreement ("Agreement") dated March 18, 1992 (subsequently amended) for the purpose of purchasing portfolio securities. The Agreement can be terminated by either the Fund or Custodial Trust Company with three months' prior notice. For the period October 1, 1997 to December 31, 1997, the interest rate on the outstanding principal amount was the Federal Funds Rate plus 0.625%. The interest rate changed on January 1, 1998 to the Federal Funds Rate plus 1.00% (weighted average rate of 6.38% during the six months ended March 31, 1998). Advances are collateralized by securities owned by the Fund and held separately in a special custody account pursuant to a Special Custody Agreement dated March 31, 1994. During the six months ended March 31, 1998, the Fund had an outstanding average daily balance of $61,126,126. The maximum amount outstanding during the six months ended March 31, 1998, was $130,100,000. Interest expense amounted to $1,941,872 for the six months ended March 31, 1998. At March 31, 1998, the Fund had a loan payable balance of $129,750,000 and the securities collateralizing the Agreement amounted to $266,515,606.

INVESTMENT ADVISER
      Westchester Capital Management, Inc.
      100 Summit Lake Drive
      Valhalla, NY 10595
      (914) 741-5600
ADMINISTRATOR, TRANSFER AGENT, DIVIDEND
      PAYING AGENT, SHAREHOLDER
      SERVICING AGENT & CUSTODIAN
      Firstar Trust Company
      P.O. Box 701
      Milwaukee, WI 53201-0701
      (800) 343-8959
TRUSTEES
      Frederick W. Green
      William H. Bohnett
      Michael J. Downey
      James P. Logan III
      Frank A. McDermott, Jr.
EXECUTIVE OFFICERS
      Frederick W. Green, President
      Bonnie L. Smith, Vice President, Treasurer and Secretary

COUNSEL
      Fulbright & Jaworski L.L.P.
      666 Fifth Avenue
      New York, NY 10103

INDEPENDENT ACCOUNTANTS
      Price Waterhouse LLP
      100 East Wisconsin Avenue
      Milwaukee, WI 53202

                                                                 LOGO

                               SEMI-ANNUAL REPORT

                                 MARCH 31, 1998